Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Capital Stock
7.	Capital Stock

(a)	Redemption of Series A Preferred Stock

On March 19, 2012, we recapitalized. As part of the recapitalization, 3,897,000 shares of Series A Convertible Preferred Stock were converted into conversion units, which consisted of one share of Series B Preferred Stock and one share of Common Stock. The Series B Preferred shares plus accrued dividends were redeemed for cash of $44 million, and 3,897,000 shares of Common Stock were issued to the holders of the redeemed Series A Convertible Preferred Stock.

In June 2012, the remaining 1,399,000 shares of Series A Convertible Preferred Stock were converted into conversion units of one share of Series B Preferred Stock and one share of Common Stock. The shares Series B Preferred Stock plus accrued dividends were redeemed for cash of $16.3 million and 1,399,000 shares of Common Stock were issued to the holders of the redeemed Series A Convertible Preferred Stock.

(b)	Issuance of Shares of Common Stock as Compensation

As part of the March 19, 2012 recapitalization, the Company issued to its financial advisor as compensation in connection with the debt portion of the recapitalization 215,044 shares of Common Stock valued at approximately $2.8 million based upon a price of $13 per share. This amount represents debt issuance costs and is being amortized to expense over the 5 to 6 year life of the loans described in Note 5.

(c)	Initial Public Offering

In August 2012, we completed our initial public offering (IPO) in which we issued and sold 1,924,000 shares of Common Stock at a public offering price of $9.00 per share. We received net proceeds of $12.8 million after deducting underwriter discounts and commissions of $1.0 million and other offering expenses of approximately $3.4 million. In addition, a financial advisor to the Company was paid $0.9 million through the issuance of 103,500 shares of Common Stock valued at $9.00 per share.

(6)	Capital Stock

The total number of shares of capital stock that the Company has authority to issue is 96,000,000, consisting of 18,000,000 shares of Series A Participating Senior Preferred Stock (Series A Preferred Stock), $0.0001 par value per share (Series A Preferred Stock); 18,000,000 shares of Series B Redeemable Senior Preferred Stock, $0.0001 par value per share (Series B Preferred Stock); and 60,000,000 shares of Common Stock, $0.0001 par value per share.

(a)	Series A Preferred Stock

Issuance—On May 23, 2006, the Company sold 5,295,676 shares of Series A Preferred Stock to shareholders at a price of $5.67 per share, receiving gross proceeds of $30,000,000, and net proceeds of $29,925,000 after issuance costs of $75,000.

Dividends—The holders of Series A Preferred Stock are entitled to receive dividends as declared by the board of directors. The dividends accrue on a daily basis at the rate of 12% per annum on the sum of the Liquidation Value plus accumulated dividends and accrued and unpaid dividends thereon from the date of issuance of the Preferred Stock. As of December 31, 2011, the Company has accrued dividends payable of $28,248,000 recorded as an increase to the Series A Preferred Stock.

Voting—Each share of Series A Preferred Stock entitles the holder to cast a number of votes per share equal to the number of votes that the holder would be entitled to cast assuming that such shares of Series A Preferred Stock have been converted into shares of Common Stock.

Liquidation—In the event of any liquidation, dissolution, or winding up of the Company, before any distribution or payment to holders of Common Stock, but on parity with the holders of Series B Preferred Stock, holders of shares of Series A Preferred Stock are entitled to be paid an amount equal to the Liquidation Value of $5.67 per share plus any accumulated or accrued but unpaid dividends thereon. In addition to the payments set forth above, the holders of shares of Series A Preferred Stock are entitled to participate, on a parity and ratably on a per-share basis with the holders of Common Stock, with respect to all such distributions or payments that the holders of Series A Preferred Stock would be entitled to receive with respect to the number of shares of Common Stock into which such holders’ shares of Series A Preferred Stock were convertible immediately prior to any relevant record date or payment date in connection with liquidation, dissolution, or winding up, but only to the extent that shares of Common Stock would participate in such distributions or payments (and such payment shall be junior to all equity securities of the Company that rank senior to the Common Stock, including without limitation the Series B Preferred Stock).

Conversion—The Series A Preferred Stock is convertible into Conversion Units (as defined below), at a rate of one Conversion Unit for one share of Series A Preferred Stock. A Conversion Unit consists of (i) the number of shares of Common Stock determined by dividing the Liquidation Value of the Series A Preferred Stock by the Conversion Price then in effect (the Common Portion) and (ii) one share of Series B Preferred Stock (the Series B Portion) subject to adjustments. If upon conversion there are any unpaid, accrued, or accumulated dividends due on the shares of Series A Preferred Stock, such dividends continue to be deferred, but are considered unpaid, accrued, or accumulated dividends (as the case may be) due on the Series B Preferred Stock.

•	Optional conversion—Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, into a Conversion Unit at any time after the date of issuance of such share.

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Automatic conversion—Each share of Series A Preferred Stock automatically can be converted into Conversion Units on the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Series A Preferred Stock.

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Conversion price—The initial Conversion Price of the shares issued in May 2006 is $5.67 per share. In order to prevent dilution of the conversion rights granted to the holders of the Series A Preferred Stock, the Conversion Price is subject to adjustment from time to time under certain circumstances. If the Company (i) declares a dividend on the Common Stock payable in shares of its capital stock (including Common Stock), (ii) subdivides the outstanding Common Stock, (iii) combines the outstanding Common Stock into a smaller number of shares, or (iv) issues any shares of its capital stock in a reclassification of the Common Stock, then, in each such case, the Conversion Price is to be proportionately adjusted so that, in connection with a conversion of the shares of Series A Preferred Stock after such date, the holder of shares of Series A Preferred Stock would be entitled to receive the aggregate number and kind of shares of capital stock, which, if the conversion had occurred immediately prior to such date, the holder would have owned upon such conversion and been entitled to receive by virtue of such dividend, subdivision, combination, or reclassification.

(b)	Series B Preferred Stock

Issuances—There are no outstanding shares of Series B Preferred Stock.

Dividends—The holders of Series B Preferred Stock are entitled to receive dividends, as declared by the Board of Directors. Dividends accrue on a daily basis at the rate of 12% per annum on the sum of the Liquidation Value thereof plus all accumulated dividends and accrued and unpaid dividends thereon from and including the date of issuance of such Preferred Stock. Such dividends accrue whether or not they are declared.

Voting—The holders of Series B Preferred Stock do not have any right to vote.

Liquidation—In the event of any liquidation, dissolution, or winding up of the Company, before any distribution or payment to holders of Common Stock, but on parity with the holders of Series A Preferred Stock, the holders of shares of Series B Preferred Stock are entitled to be paid an amount equal to the Liquidation Value ($5.67 per share) plus any accumulated or accrued but unpaid dividends thereon.

Redemption—The Company, at its option, has the ability to redeem all or any portion of the shares of Series B Preferred Stock then outstanding. The total sum payable by the Corporation per share of Series B Preferred Stock so redeemed equals the Liquidation Value thereof plus an amount equal to all accumulated or accrued and unpaid dividends thereon (the Series B Redemption Price).

The Series B Preferred Stock is subject to mandatory redemption in the event of an initial public offering at a price per share equal to the Series B Redemption Price.

The Series B Preferred Stock is subject to redemption on or after January 7, 2011 at the request of the holders of a majority of the Series A and Series B Preferred Stock (together as a single class).